Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising costs	$ 240,555	$ 177,607